Rule 497(e)

File Nos. 333-147743 and 811-08183

SCHWAB ONESOURCE VARIABLE ANNUITY

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Supplement dated June 1, 2018

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2018

This Supplement amends certain information contained in the Prospectus and SAI dated May 1, 2018.

Effective on or about July 2, 2018 (the “Effective Date”), the “Deutsche funds” will become known as the “DWS funds”; therefore as of the Effective Date, the following name changes will occur in the Prospectus and SAI:

Old Name	New Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Small Cap Index VIP	DWS Small Cap Index VIP
Deutsche Variable Series I	Deutsche DWS Variable Series I
Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Core Equity VIP	DWS Core Equity VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP
Deutsche Variable Series II	Deutsche DWS Variable Series II
Deutsche CROCI® U.S. VIP	DWS CROCI® U.S. VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

SAI dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

REG102492NY-00

00211903